GPS FUNDS II
GuideMark® Opportunistic Fixed Income Fund

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2016

The date of this Supplement is January 4, 2017

Effective December 30, 2016, Loomis, Sayles & Co., L.P. ("Loomis Sayles") no longer serves as sub-advisor for the GuideMark® Opportunistic Fixed Income Fund (the "Fund").  All references to Loomis Sayles and all other details and descriptions regarding its management of the Fund in the Prospectus are deleted in their entirety.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GPS FUNDS II
GuideMark® Opportunistic Fixed Income Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2016

The date of this Supplement is January 4, 2017

Effective December 30, 2016, Loomis, Sayles & Co., L.P. ("Loomis Sayles") no longer serves as sub-advisor for the GuideMark® Opportunistic Fixed Income Fund (the "Fund").   All references to Loomis Sayles and all other details and descriptions regarding its management of the Fund in the Statement of Additional Information are deleted in their entirety.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE